QUARTERLY FINANCIAL INFORMATION (UNAUDITED)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY FINANCIAL INFORMATION (UNAUDITED)
QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

The following is unaudited summary information on Fortress’s quarterly operations.

	Quarter Ended					Year Ended
	March 31	June 30	September 30	December 31		December 31
2014
Total revenues	$237,110	$270,344	$243,180	$454,946	(A)	$1,205,580
Total expenses	231,334	216,284	234,475	309,653		991,746
Total other income (loss)	9,319	27,312	10,975	(14,280)		33,326
Income (Loss) Before Income Taxes	15,095	81,372	19,680	131,013		247,160
Income tax benefit (expense)	(5,994)	(7,916)	(3,024)	9,987		(6,947)
Net Income (Loss)	$9,101	$73,456	$16,656	$141,000		$240,213

Principals’ and Others’ Interests in (Income) Loss of Consolidated Subsidiaries	$6,077	$42,100	$12,623	$79,156		$139,956
Redeemable Non-controlling Interests in Income (Loss) of Consolidated Subsidiaries	—	157	(2,042)	1,176		(709)
Net Income (Loss) Attributable to Class A Shareholders	3,024	31,199	6,075	60,668		100,966
	$9,101	$73,456	$16,656	$141,000		$240,213
Net income (loss) per Class A share, basic	$0.01	$0.15	$0.03	$0.28		$0.47
Net income (loss) per Class A share, diluted (B)	$0.01	$0.12	$0.02	$0.23		$0.43
Weighted average number of Class A shares outstanding, basic	216,934,917	207,783,751	208,014,692	208,607,680		210,303,241
Weighted average number of Class A shares outstanding, diluted	229,033,778	444,566,847	220,792,711	449,618,855		455,154,136

(A)      Includes incentive income from hedge funds, which is recognized in the fourth quarter as annual performance criteria are achieved, as well as from non-clawbackable and “tax distributions” from credit PE funds, as described in Note 3.

(B)
Fortress's diluted income (loss) per share for all periods presented includes the income tax effects to net income (loss) attributable to Class A shareholders from the assumed conversion of Fortress Operating Group Units (see Note 8).

	Quarter Ended					Year Ended
	March 31	June 30	September 30	December 31		December 31
2013
Total revenues	$244,355	$223,074	$232,019	$565,535	(A)	$1,264,983
Total expenses	220,611	249,849	184,051	243,092		897,603
Total other income (loss)	69,838	25,505	68,011	18,658		182,012
Income (Loss) Before Income Taxes	93,582	(1,270)	115,979	341,101		549,392
Income tax benefit (expense)	(26,276)	(1,166)	(14,794)	(23,565)		(65,801)
Net Income (Loss)	$67,306	$(2,436)	$101,185	$317,536		$483,591

Principals’ and Others’ Interests in (Income) Loss of Consolidated Subsidiaries	$52,977	$(360)	$58,804	$171,723		$283,144
Net Income (Loss) Attributable to Class A Shareholders	14,329	(2,076)	42,381	145,813		200,447
	$67,306	$(2,436)	$101,185	$317,536		$483,591
Net income (loss) per Class A share, basic	$0.06	$(0.01)	$0.17	$0.59		$0.83
Net income (loss) per Class A share, diluted (B)	$0.05	$(0.01)	$0.12	$0.49		$0.79
Weighted average number of Class A shares outstanding, basic	227,287,102	237,426,903	239,404,587	240,684,662		236,246,296
Weighted average number of Class A shares outstanding, diluted	496,294,600	237,426,903	502,091,166	503,803,432		500,631,423

(A)      Includes incentive income from hedge funds, which is recognized in the fourth quarter as annual performance criteria are achieved, as well as “tax distributions” from credit PE funds, as described in Note 3.

(B)
Fortress's diluted income (loss) per share for all periods presented includes the income tax effects to net income (loss) attributable to Class A shareholders from the assumed conversion of Fortress Operating Group Units and fully vested Restricted Partnership Units to Class A shares (see Note 8).